ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2025
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME
20.	ACCUMULATED OTHER COMPREHENSIVE INCOME

RMB
Balance as of December 31, 2023	555,342
Foreign currency translation adjustments, net of tax of nil	11,558
Balance as of December 31, 2024	566,900
Foreign currency translation adjustments, net of tax of nil	(126,493)
Balance as of December 31, 2025	440,407
Balance as of December 31, 2025, in US$	62,977

There have been no reclassifications out of accumulated other comprehensive income to net loss for the periods presented.